Business Combinations	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Combinations
Business Combinations

Note 2.Business Combinations

Acquisition of Basin Transload, LLC

On February 1, 2013, the Partnership acquired a 60% membership interest in Basin Transload, which operates two transloading facilities in Columbus and Beulah, North Dakota for crude oil and other products, with a combined rail loading capacity of 160,000 barrels per day.  The purchase price, including expenditures related to certain capital expansion projects, was approximately $91.1 million which the Partnership financed with borrowings under its credit facility.

The acquisition was accounted for using the purchase method of accounting in accordance with the Financial Accounting Standards Board’s (“FASB”) guidance regarding business combinations.  The Partnership’s financial statements include the results of operations of its membership interest in Basin Transload subsequent to the acquisition date.

The purchase price for the acquisition was allocated to assets acquired and liabilities assumed based on their estimated fair values.  The Partnership then allocated the purchase price in excess of net tangible assets acquired to identifiable intangible assets, based upon a valuation from the Partnership’s third-party valuation firm.  Any excess purchase price over the fair value of the net tangible and intangible assets acquired was allocated to goodwill and assigned to the Wholesale reporting unit.

As part of the purchase price allocation, identifiable intangible assets include customer relationships that are being amortized, based on the economic use of the asset, over two years which is consistent with the contractual period of the existing customers.  Amortization expense amounted to $2.8 million and $3.0 million for the three months ended September 30, 2014 and 2013, respectively, and $8.3 million and $8.0 million for the nine months ended September 30, 2014 and 2013, respectively.  The following table presents the estimated remaining amortization expense for intangible assets acquired in connection with the acquisition (in thousands):

2014 (10/1/14-12/31/14)	$2,755
2015	2,869
Total	$5,624

Acquisition of Cascade Kelly Holdings LLC

On February 15, 2013, the Partnership acquired 100% of the membership interests in Cascade Kelly, which owns a West Coast crude oil and ethanol facility in Clatskanie, Oregon.  The total cash purchase price was approximately $94.2 million which the Partnership funded with borrowings under its credit facility and with proceeds from the issuance of the Partnership’s unsecured 8.0% senior notes due 2018 (see Note 6).  Cascade Kelly’s assets include a rail transloading facility serviced by the Burlington Northern Santa Fe Railway, 200,000 barrels of storage capacity, a deepwater marine terminal with access to a 1,200-foot leased dock and the largest ethanol plant on the West Coast.  Situated along the Columbia River in Clatskanie, Oregon, the site is located on land leased under a long-term agreement from the Port of St. Helens.

The acquisition was accounted for using the purchase method of accounting in accordance with the FASB’s guidance regarding business combinations.  The Partnership’s financial statements include the results of operations of Cascade Kelly subsequent to the acquisition date.

The purchase price for the acquisition was allocated to assets acquired and liabilities assumed based on their estimated fair values.  The Partnership then allocated the purchase price in excess of net tangible assets acquired to identifiable intangible assets, if any, based upon on a valuation from the Partnership’s third-party valuation firm.  No intangible assets were identified.  Any excess purchase price over the fair value of the net tangible assets acquired was allocated to goodwill and assigned to the Wholesale reporting unit.

Supplemental Pro Forma Information

Revenues and net income included in the Partnership’s consolidated operating results for Basin Transload from January 1, 2013 to February 1, 2013, the acquisition date, and for Cascade Kelly from January 1, 2013 to February 15, 2013, the acquisition date, were immaterial.  Accordingly, the supplemental pro forma information for the nine months ended September 30, 2013 is consistent with the amounts reported in the accompanying statement of income for the nine months ended September 30, 2013.

Note 3. Business Combinations

2013 Acquisitions

        Basin Transload LLC—On February 1, 2013, the Partnership acquired a 60% membership interest in Basin Transload, which operates two transloading facilities in Columbus and Beulah, North Dakota for crude oil and other products, with a combined rail loading capacity of 160,000 barrels per day. The purchase price, including expenditures related to certain capital expansion projects, was approximately $91.1 million which the Partnership financed with borrowings under its credit facility.

        The acquisition was accounted for using the purchase method of accounting in accordance with the FASB's guidance regarding business combinations. The Partnership's financial statements include the results of operations of its membership interest in Basin Transload subsequent to the acquisition date.

        The following table presents the allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Assets purchased:
Accounts receivable	$2,003
Prepaid expenses	68
Property and equipment	29,112
Intangibles	26,162

Total identifiable assets purchased	57,345
Liabilities assumed:
Accounts payable	(1,326)

Total liabilities assumed	(1,326)

Net identifiable assets acquired	56,019
Noncontrolling interest	(51,000)
Goodwill	86,064

Net assets acquired	$91,083

        The Partnership engaged a third-party valuation firm to assist in the valuation of the Partnership's interest in Basin Transload's property and equipment, intangible assets and noncontrolling interest. The Partnership's third-party valuation firm primarily used the replacement cost methodology to value property and equipment, adjusted for depreciation associated with the age and estimated condition of the assets. The income approach was used to value the intangible assets, which consist principally of customer relationships.

        The fair value of the noncontrolling interest was developed by a third-party valuation firm based on the fair value of the acquired business as a whole, reduced by the consideration paid to obtain control. This fair value of the business was estimated based on the fair value of Basin Transload's net assets and applying a reasonable control premium. The fair values of the remaining Basin Transload assets and liabilities noted above approximate their carrying values at February 1, 2013.

        The purchase price for the acquisition was allocated to assets acquired and liabilities assumed based on their estimated fair values. The Partnership then allocated the purchase price in excess of net tangible assets acquired to identifiable intangible assets, based upon a valuation from the Partnership's third-party valuation firm. Any excess purchase price over the fair value of the net tangible and intangible assets acquired was allocated to goodwill and assigned to the Wholesale reporting unit. The goodwill recognized is attributed to the unique origin of the acquired locations through which the Partnership's customers can efficiently supply cost-competitive crude oil to destinations on the East and West Coasts. The goodwill also reflects synergies expected to be realized from Basin Transload's logistics services, and those services can benefit the Partnership's existing customers. The goodwill is deductible for income tax purposes.

        As part of the purchase price allocation, identifiable intangible assets include customer relationships that are being amortized over two years which is consistent with the contractual period of the existing customers. Amortization expense amounted to $12.0 million for the year ended December 31, 2013. The following table presents the estimated remaining amortization expense for intangible assets acquired in connection with the acquisition (in thousands):

2014	$11,200
2015	2,690

Total	$13,890

        Cascade Kelly Holdings LLC—On February 15, 2013, the Partnership acquired 100% of the membership interests in Cascade Kelly, which owns a West Coast crude oil and ethanol facility near Portland, Oregon. The total cash purchase price was approximately $94.2 million which the Partnership funded with borrowings under its credit facility and with proceeds from the issuance of the Partnership's unsecured 8.00% senior notes due 2018 (see Note 8). Cascade Kelly's assets include a rail transloading facility serviced by the Burlington Northern Santa Fe Railway, 200,000 barrels of storage capacity, a deepwater marine terminal with access to a 1,200-foot leased dock and the largest ethanol plant on the West Coast. Situated along the Columbia River in Clatskanie, Oregon, the site is located on land leased under a long-term agreement from the Port of St. Helens.

        The acquisition was accounted for using the purchase method of accounting in accordance with the FASB's guidance regarding business combinations. The Partnership's financial statements include the results of operations of Cascade Kelly subsequent to the acquisition date.

        The following table presents the allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Assets purchased:
Accounts receivable	$296
Inventory	131
Prepaid expenses	96
Property and equipment	60,903

Total identifiable assets purchased	61,426
Liabilities assumed:
Accounts payable	(1,428)
Other current liabilities	(1,507)

Total liabilities assumed	(2,935)

Net identifiable assets acquired	58,491
Goodwill	35,688

Net assets acquired	$94,179

        The Partnership engaged a third-party valuation firm to assist in the valuation of Cascade Kelly's property and equipment related to the transloading assets. The Partnership's third-party valuation firm primarily used the replacement cost methodology to value property and equipment. The level of physical depreciation and other forms of depreciation was then quantified and deducted from the replacement cost to arrive at the fair value of the assets.

        In regard to the ethanol plant, due to the nature of the assets acquired which are currently idle, the Partnership's third-party valuation firm provided fair value assessments using various valuation assumptions including the asset liquidation value, fair market value based on comparable sale transactions and the cost to replace the assets in their current physical state. In determining the fair value of the ethanol plant, management applied a weighting to each of the resulting valuations provided by the third-party valuation firm. Measurement period adjustments recorded in the fourth quarter include a $35.7 million reduction in the fair value of the ethanol plant as a result of the finalization of the third-party valuation.

        The Partnership intends to make the capital improvements necessary to place the ethanol plant into service and expects the plant to be operational by 2016; therefore, as of December 31, 2013, the fair value of the ethanol plant is included in construction in process. After the plant has been successfully placed into service, depreciation will commence.

        The leases assumed in the acquisition were determined to be at market value and, therefore, did not result in an asset or liability recorded in purchase accounting. The fair values of the remaining Cascade Kelly assets and liabilities noted above approximate their carrying values at February 15, 2013.

        The purchase price for the acquisition was allocated to assets acquired and liabilities assumed based on their estimated fair values. The Partnership then allocated the purchase price in excess of net tangible assets acquired to identifiable intangible assets, if any, based upon on a valuation from the Partnership's third-party valuation firm. Any excess purchase price over the fair value of the net tangible and intangible assets acquired was allocated to goodwill and assigned to the Wholesale reporting unit. The goodwill recognized is primarily attributed to the crude oil facility and the ethanol plant, which will strategically enhance the Partnership's network of origin to destination assets and extend the Partnership's virtual pipeline to the West Coast. The goodwill also reflects the synergies expected to be realized from Cascade Kelly's logistics services, and those services will benefit the Partnership's existing customers. The goodwill is deductible for income tax purposes.

2012 Acquisitions

        Alliance Energy LLC—On March 1, 2012, pursuant to a Contribution Agreement between the Partnership and AE Holdings (the "Contribution Agreement"), the Partnership acquired from AE Holdings 100% of the outstanding membership interests in Alliance, a gasoline distributor and operator of gasoline stations and convenience stores. The aggregate purchase price of the acquisition was approximately $312.4 million, consisting of both cash and non-cash components. Alliance was an affiliate of the Partnership as Alliance was owned by AE Holdings which, on March 1, 2012, was 95% owned by members of the Slifka family. Both the Partnership and Alliance shared certain common directors.

        The acquisition was accounted for using the purchase method of accounting in accordance with the FASB's guidance regarding business combinations. The Partnership's financial statements include the results of operations of Alliance subsequent to the acquisition date.

        The purchase price includes cash consideration of $181.9 million which was funded by the Partnership through additional borrowings under its revolving credit facility. The consideration also includes the issuance of 5,850,000 common units representing limited partner interests in the Partnership which had a fair value of $22.31 per unit on March 1, 2012, resulting in equity consideration of $130.5 million.

        The purchase price for the acquisition was allocated to assets acquired and liabilities assumed based on their estimated fair values with the exception of environmental liabilities which were recorded on an undiscounted basis (see Note 9). The Partnership then allocated the purchase price in excess of net tangible assets acquired to identifiable intangible assets, based upon a valuation from an independent third party. Any excess purchase price over the fair value of the net tangible and intangible assets acquired was allocated to goodwill and assigned to the Gasoline Distribution and Station Operations reporting unit.

        Mutual Oil—On December 12, 2012, the Partnership acquired six New England gasoline stations from Massachusetts based Mutual Oil Company ("Mutual Oil") for cash consideration of approximately $6.9 million. The purchase price was allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of the acquisition. The excess of cash consideration over the fair value of the net assets acquired of $5.7 million was allocated to goodwill, or $1.2 million. The acquisition was accounted for as a business combination. The acquisition, including the results of operations from December 12, 2012 to December 31, 2012, was not significant to the Partnership.

Supplemental Pro Forma Information

        Revenues and net income included in the Partnership's consolidated operating results for Basin Transload from January 1, 2013 to February 1, 2013, the acquisition date, and for Cascade Kelly from January 1, 2013 to February 15, 2013, the acquisition date, were immaterial. Accordingly, the supplemental pro-forma information for the year ended December 31, 2013 is consistent with the amounts reported in the accompanying statement of income for the year ended December 31, 2013.

        The following unaudited pro forma information presents the consolidated results of operations of the Partnership as if the acquisitions of Basin Transload, Cascade Kelly and Alliance occurred at the beginning of each period presented, with pro forma adjustments to give effect to intercompany sales and certain other adjustments (in thousands, except per unit data):

	2012	2011
Sales	$17,875,503	$16,426,250
Net income	$14,666	$9,205
Net income per limited partner unit, basic and diluted	$0.48	$0.32

        The Partnership's 60% interest in Basin Transload's sales and net loss included in the Partnership's consolidated operating results from February 1, 2013, the acquisition date, through the year ended December 31, 2013 were $8.7 million and $2.3 million, respectively. Cascade Kelly's sales and net loss included in the Partnership's consolidated operating results from February 15, 2013, the acquisition date, through the year ended December 31, 2013 were $11.0 million and $0.2 million, respectively.

        The pro forma net income of the Partnership for the year ended December 31, 2012 does not reflect the impact of a $4.7 million Alliance receivable that the Partnership deemed to have a fair value of $0 at the acquisition date. Alliance's revenues and net income included in the Partnership's consolidated operating results from March 1, 2012, the acquisition date, through the year ended December 31, 2012 were $1.8 billion and $26.4 million, respectively.